SCHEDULE OF CONDENSED BALANCE SHEET (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash	$ 840,861	$ 1,903,867
Acquisition deposit	1,000,000	1,000,000
Prepaid expenses and other current assets	277,509	98,960
TOTAL CURRENT ASSETS	14,716,787	16,549,752
NON-CURRENT ASSETS
TOTAL ASSETS	37,256,849	36,412,799
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	7,164,353	9,878,050
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,396,226 and 8,330,000 shares issued and outstanding as of September 30, 2022 and 2021, respectively	840	833
Retained earnings	14,676,769	9,192,676
Accumulated other comprehensive income (loss)	(2,631,171)	222,221
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	29,562,004	26,006,884
TOTAL LIABILITIES AND EQUITY	37,256,849	36,412,799
Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	3,300,000
Parent Company [Member]
CURRENT ASSETS
Cash	1,221	245,081
Acquisition deposit	1,000,000	1,000,000
Prepaid expenses and other current assets	42,749	2,600
TOTAL CURRENT ASSETS	10,446,495	11,247,681
NON-CURRENT ASSETS
Investment in subsidiaries	19,115,509	14,759,203
TOTAL ASSETS	29,562,004	26,006,884
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,396,226 and 8,330,000 shares issued and outstanding as of September 30, 2022 and 2021, respectively	840	833
Additional paid-in capital	15,711,450	15,540,433
Retained earnings	16,480,885	10,243,397
Accumulated other comprehensive income (loss)	(2,631,171)	222,221
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	29,562,004	26,006,884
TOTAL LIABILITIES AND EQUITY	29,562,004	26,006,884
Parent Company [Member] | Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	$ 9,402,525	$ 10,000,000